ADVANCED SERIES TRUST

AST High Yield Portfolio

Supplement dated July 1, 2019 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust relating to the AST High Yield Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.  Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust’s Prospectus and SAI.

William J. Morgan has announced his retirement from J.P. Morgan Investment Management, Inc. (J.P. Morgan) effective February 29, 2020. As such, Mr. Morgan will no longer serve as a portfolio manager for the Portfolio effective February 29, 2020. James P. Shanahan, Alexander Sammarco, Christopher Musbach and Michael Schlembach of J.P. Morgan will continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Prospectus and SAI are hereby revised as follows, effective February 29, 2020:

I.

The table in the “SUMMARY: AST HIGH YIELD PORTFOLIO – MANAGEMENT OF THE PORTFOLIO” section of the Prospectus is hereby revised by replacing the information pertaining to Mr. Morgan of J.P. Morgan with the information set forth below:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	J.P. Morgan Investment Management, Inc.	William J. Morgan+	Managing Director	September 2010
AST Investment Services, Inc.

+ Mr. Morgan has announced his retirement from J.P. Morgan effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the J.P. Morgan portfolio management team.

II.

The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST High Yield Portfolio” is hereby revised by replacing the information pertaining to Mr. Morgan of J.P. Morgan with the information set forth below:

Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Portfolio Securities
J.P. Morgan	William J. Morgan*	11/$12,404,529	19/$8,363,666	6/$330,967	None

* Mr. Morgan has announced his retirement from J.P. Morgan effective February 29, 2020. Until his retirement, Mr. Morgan will continue to serve on the J.P. Morgan portfolio management team.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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